Cover	Oct. 10, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Calidi Biotherapeutics, Inc. (the “Company”) on October 16, 2023 (the “Original 8-K”) to add the information described herein.
Document Period End Date	Oct. 10, 2023
Entity File Number	001-40789
Entity Registrant Name	CALIDI BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001855485
Entity Tax Identification Number	86-2967193
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4475 Executive Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	794-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CLDI
Security Exchange Name	NYSEAMER
Warrants, each whole warrant exercisable for one share of common stock
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock
Trading Symbol	CLDI WS
Security Exchange Name	NYSEAMER